Intangible Assets (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Apr. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized cost						$ 10,000	$ 25,000
Amortization expense	$ 1,250	$ 1,250	$ 3,750	$ 2,500	$ 3,750	0
Impairment loss						$ 10,000